Business Combination (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of total consideration transferred and fair value of assets acquired

The following table summarizes the total consideration transferred for NattyMac and the fair value of assets acquired on the acquisition date:

Consideration:
Cash consideration	$512
Fair value of contingent consideration	2,095

Total consideration	2,607
Fair value of assets acquired:
Identifiable intangible assets	3,710
Property and equipment	57
Other assets	12

Total fair value of assets acquired	3,779

Bargain purchase gain	$1,172

Acquisition-related expenses	$406

The following table summarizes the consideration paid for NattyMac and the amount of net assets acquired recognized at the acquisition date:

At August 30, 2012	Amount
Consideration:
Cash	$511,828
Contingent Consideration	2,094,854

Fair Value, Total Consideration Transferred	2,606,682

Recognized Amounts of Indentifiable Assets Acquired:
Property and Equipment	$56,913
Other Assets	11,827
Indentifiable Intangible Assets	3,710,000

Total Indentifiable Intangible Assets	$3,778,740

Bargain Purchase Gain	$1,172,058

Acquisition-Related Costs	$405,704